Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Communication Services: 1.1%
64,188	(1)	QuinStreet, Inc.	$ 1,303,016	0.4
187,950	(1)	Vonage Holdings Corp.	2,221,569	0.7
			3,524,585	1.1

		Consumer Discretionary: 15.3%
57,169	(1)	Boyd Gaming Corp.	3,370,684	1.1
23,058	(1)	Caesars Entertainment, Inc.	2,016,422	0.6
10,564	(1)	Deckers Outdoor Corp.	3,490,557	1.1
44,991	(1),(2)	Fisker, Inc.	774,745	0.2
34,529	(1)	GrowGeneration Corp.	1,715,746	0.5
5,917	(1)	Helen of Troy Ltd.	1,246,475	0.4
52,048		Kontoor Brands, Inc.	2,525,890	0.8
21,878		LCI Industries	2,894,022	0.9
102,893	(1)	Leslie's, Inc.	2,519,850	0.8
5,413		Lithia Motors, Inc.	2,111,557	0.7
28,572	(1)	Magnite, Inc.	1,188,881	0.4
30,740	(1)	Malibu Boats, Inc.	2,449,363	0.8
19,053		Marriott Vacations Worldwide Corp.	3,318,652	1.0
25,256		Murphy USA, Inc.	3,651,007	1.1
25,757	(1)	National Vision Holdings, Inc.	1,128,929	0.4
57,595	(1)	RealReal, Inc./The	1,303,375	0.4
4,177	(1)	RH	2,491,998	0.8
56,468	(1)	Sonos, Inc.	2,115,856	0.7
56,468	(1)	Stoneridge, Inc.	1,796,247	0.6
35,667		Texas Roadhouse, Inc.	3,421,892	1.1
36,932		Winnebago Industries	2,833,054	0.9
			48,365,202	15.3

		Consumer Staples: 1.3%
42,291	(1)	Performance Food Group Co.	2,436,384	0.8
93,150		Primo Water Corp.	1,514,619	0.5
			3,951,003	1.3

		Energy: 0.6%
28,988	(1)	Renewable Energy Group, Inc.	1,914,368	0.6

		Financials: 4.4%
54,830		Cowen, Inc.	1,927,275	0.6
10,644	(1)	Green Dot Corp.	487,389	0.2
21,916	(1)	Palomar Holdings, Inc.	1,469,249	0.5
17,646		Primerica, Inc.	2,608,432	0.8
55,167		PROG Holdings, Inc.	2,388,179	0.7
92,532	(1)	Selectquote, Inc.	2,730,619	0.9
9,894		Signature Bank	2,237,033	0.7
			13,848,176	4.4

		Health Care: 28.1%
41,993	(1)	1Life Healthcare, Inc.	1,641,086	0.5
28,194	(1)	Addus HomeCare Corp.	2,948,810	0.9
75,415	(1)	Aerie Pharmaceuticals, Inc.	1,347,666	0.4
48,607	(1)	Akouos, Inc.	674,179	0.2
113,279	(1)	Amicus Therapeutics, Inc.	1,119,196	0.4
44,686	(1),(2)	Applied Therapeutics, Inc.	838,086	0.3
328,403	(1)	Ardelyx, Inc.	2,174,028	0.7
16,179	(1)	Arena Pharmaceuticals, Inc.	1,122,661	0.4
39,757	(1)	Arrowhead Pharmaceuticals, Inc.	2,636,287	0.8
81,528	(1)	AxoGen, Inc.	1,651,757	0.5
35,496	(1),(2)	Axonics Modulation Technologies, Inc.	2,125,855	0.7
30,245	(1)	Biohaven Pharmaceutical Holding Co. Ltd.	2,067,246	0.6
23,714	(1)	Blueprint Medicines Corp.	2,305,712	0.7
48,900	(1),(2)	CryoPort, Inc.	2,543,289	0.8
59,547	(1)	Dicerna Pharmaceuticals, Inc.	1,522,617	0.5
38,742		Encompass Health Corp.	3,172,970	1.0
109,836	(1)	Epizyme, Inc.	956,672	0.3
35,701	(1)	Fate Therapeutics, Inc.	2,943,547	0.9
59,065	(1),(2)	G1 Therapeutics, Inc.	1,421,104	0.4
37,875	(1)	Globus Medical, Inc.	2,335,751	0.7
44,956	(1)	Gossamer Bio, Inc.	415,843	0.1
26,069	(1)	Haemonetics Corp.	2,893,920	0.9
48,209	(1)	Halozyme Therapeutics, Inc.	2,009,833	0.6
45,744	(1)	HealthEquity, Inc.	3,110,592	1.0
69,029	(1)	Heron Therapeutics, Inc.	1,118,960	0.4
16,186		Hill-Rom Holdings, Inc.	1,788,229	0.6
56,392	(1)	Homology Medicines, Inc.	530,649	0.2
160,676	(1)	Immunogen, Inc.	1,301,476	0.4
44,345	(1)	Insmed, Inc.	1,510,391	0.5
35,949	(1)	Integer Holdings Corp.	3,310,903	1.0
31,531	(1)	Krystal Biotech, Inc.	2,429,148	0.8
17,002	(1)	Mirati Therapeutics, Inc.	2,912,443	0.9
33,498	(1)	Natera, Inc.	3,401,387	1.1
79,822	(1)	NextCure, Inc.	799,018	0.2
22,619	(1)	Omnicell, Inc.	2,937,530	0.9
47,548	(1),(2)	Ontrak, Inc.	1,548,163	0.5
159,347	(1)	OraSure Technologies, Inc.	1,859,579	0.6
34,156	(1),(2)	ORIC Pharmaceuticals, Inc.	836,822	0.3
160,802	(1)	Ortho Clinical Diagnostics Holdings PLC	3,102,675	1.0
38,699	(1),(2)	Poseida Therapeutics, Inc.	369,575	0.1
29,629	(1)	PTC Therapeutics, Inc.	1,402,933	0.4
44,419	(1)	RAPT Therapeutics, Inc.	986,102	0.3
39,478	(1)	Rocket Pharmaceuticals, Inc.	1,751,639	0.6
62,920	(1)	Sotera Health Co.	1,570,483	0.5
19,887	(1),(2)	Stoke Therapeutics, Inc.	772,411	0.2
52,261	(1)	Syndax Pharmaceuticals, Inc.	1,168,556	0.4
31,795	(1)	Syneos Health, Inc.	2,411,651	0.8
44,946	(1)	TG Therapeutics, Inc.	2,166,397	0.7
59,341	(1),(2)	UroGen Pharma Ltd.	1,155,963	0.4
			89,121,790	28.1

		Industrials: 15.2%
34,777	(1)	ASGN, Inc.	3,319,117	1.0

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
94,935	(1)	Builders FirstSource, Inc.	$ 4,402,136	1.4
10,812	(1)	CACI International, Inc.	2,666,888	0.8
50,551	(1)	Casella Waste Systems, Inc.	3,213,527	1.0
79,497	(1)	Driven Brands Holdings, Inc.	2,020,814	0.6
35,255		EMCOR Group, Inc.	3,954,201	1.2
47,126	(1)	Huron Consulting Group, Inc.	2,374,208	0.8
35,659		John Bean Technologies Corp.	4,754,771	1.5
101,486		Marten Transport Ltd.	1,722,217	0.5
63,958	(1)	Plug Power, Inc.	2,292,255	0.7
12,709		Regal Beloit Corp.	1,813,320	0.6
38,840		Simpson Manufacturing Co., Inc.	4,028,873	1.3
6,167	(1)	SiteOne Landscape Supply, Inc.	1,052,954	0.3
103,110		Steelcase, Inc.	1,483,753	0.5
34,846	(1)	Sun Country Airlines Holdings, Inc.	1,194,521	0.4
31,829	(1)	Upwork, Inc.	1,424,984	0.5
91,550		Werner Enterprises, Inc.	4,318,413	1.4
17,969		Woodward, Inc.	2,167,600	0.7
			48,204,552	15.2

		Information Technology: 25.8%
93,152	(1)	ACI Worldwide, Inc.	3,544,434	1.1
39,235		Advanced Energy Industries, Inc.	4,283,285	1.4
129,333	(1)	Avaya Holdings Corp.	3,625,204	1.1
52,393	(1)	Box, Inc.	1,202,943	0.4
51,169	(1)	Calix, Inc.	1,773,517	0.6
67,530		Cohu, Inc.	2,825,455	0.9
19,695	(1)	Concentrix Corp.	2,948,735	0.9
59,199		CSG Systems International, Inc.	2,657,443	0.8
59,183	(1)	Envestnet, Inc.	4,274,788	1.3
21,386	(1)	Euronet Worldwide, Inc.	2,957,684	0.9
66,567		EVERTEC, Inc.	2,477,624	0.8
210,517	(1)	Grid Dynamics Holdings, Inc.	3,353,536	1.1
32,099	(1)	Itron, Inc.	2,845,576	0.9
42,616	(1)	j2 Global, Inc.	5,107,954	1.6
54,061	(1)	Lattice Semiconductor Corp.	2,433,826	0.8
20,587	(1)	LivePerson, Inc.	1,085,758	0.3
12,161	(1)	LiveRamp Holdings, Inc.	630,913	0.2
26,937	(1)	Lumentum Holdings, Inc.	2,460,695	0.8
24,496	(1),(2)	Maxeon Solar Technologies Ltd.	773,094	0.2
42,502	(1)	Onto Innovation, Inc.	2,792,806	0.9
17,292	(1)	Proofpoint, Inc.	2,175,161	0.7
43,576	(1)	PROS Holdings, Inc.	1,851,980	0.6
43,237	(1)	Q2 Holdings, Inc.	4,332,347	1.4
116,841	(1)	Repay Holdings Corp.	2,743,427	0.9
26,161	(1)	SailPoint Technologies Holding, Inc.	1,324,793	0.4
34,280	(1)	Silicon Laboratories, Inc.	4,835,880	1.5
24,746	(1)	Sprout Social, Inc.	1,429,329	0.4
12,133	(1),(2)	SunPower Corp.	405,849	0.1
58,161	(1)	Super Micro Computer, Inc.	2,271,769	0.7
206,605	(1)	Verra Mobility Corp.	2,796,399	0.9
233,700	(1)	Viavi Solutions, Inc.	3,669,090	1.2
			81,891,294	25.8

		Materials: 3.6%
66,570		Avient Corp.	3,146,764	1.0
29,732		Compass Minerals International, Inc.	1,864,791	0.6
32,910	(1)	Ingevity Corp.	2,485,692	0.8
14,279		Minerals Technologies, Inc.	1,075,494	0.3
37,134		Sensient Technologies Corp.	2,896,452	0.9
			11,469,193	3.6

		Real Estate: 2.4%
99,810		Acadia Realty Trust	1,893,396	0.6
61,094		CubeSmart	2,311,186	0.7
53,830		QTS Realty Trust, Inc.	3,339,613	1.1
			7,544,195	2.4

	Total Common Stock
	(Cost $270,805,789)		309,834,358	97.8

EXCHANGE-TRADED FUNDS: 0.5%
5,539		iShares Russell 2000 Growth ETF	1,665,799	0.5

	Total Exchange-Traded Funds
	(Cost $1,601,325)		1,665,799	0.5

	Total Long-Term Investments
	(Cost $272,407,114)		311,500,157	98.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.3%
		Repurchase Agreements: 2.5%
138,113	(3)	Bank of Montreal, Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $138,113, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $140,875, due 10/01/30-04/01/51)	138,113	0.0

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,842,300	(3) Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $1,842,301, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,879,146, due 04/15/21-02/20/71)	$ 1,842,300	0.6
1,842,281	(3) Citigroup, Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,842,282, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.125%-4.000%, Market Value plus accrued interest $1,879,127, due 05/15/23-09/15/57)	1,842,281	0.6
1,842,281	(3) Daiwa Capital Markets, Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,842,282, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,879,127, due 05/04/21-04/01/51)	1,842,281	0.6
1,060,792	(3) JVB Financial Group LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $1,060,793, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,082,008, due 07/01/22-03/01/51)	1,060,792	0.3
1,189,501	(3) Palafox Trading LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $1,189,503, collateralized by various U.S. Government Securities, 0.625%-1.875%, Market Value plus accrued interest $1,216,805, due 01/31/22-02/15/41)	1,189,501	0.4

	Total Repurchase Agreements
	(Cost $7,915,268)	7,915,268	2.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
5,606,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $5,606,000)	5,606,000	1.8

	Total Short-Term Investments
	(Cost $13,521,268)	13,521,268	4.3

	Total Investments in Securities (Cost $285,928,382)	$ 325,021,425	102.6
	Liabilities in Excess of Other Assets	(8,147,246)	(2.6)
	Net Assets	$ 316,874,179	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2021.

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock*	$309,834,358	$–	$–	$309,834,358
Exchange-Traded Funds	1,665,799	–	–	1,665,799
Short-Term Investments	5,606,000	7,915,268	–	13,521,268
Total Investments, at fair value	$317,106,157	$7,915,268	$–	$325,021,425

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $290,114,119.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$52,076,840
Gross Unrealized Depreciation	(17,169,534)
Net Unrealized Appreciation	$34,907,306